Significant accounting policies - New and amended standards and interpretations (Details) - BRL (R$) R$ in Millions		3 Months Ended
	Jan. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
New and amended standards and interpretations
Allowance for doubtful accounts		R$ 1.6	R$ (0.6)
Passenger revenue		2,111.8	1,600.5
Other revenue		101.6	273.3
Other operating expenses		167.5	141.0
Deferred income tax and social contribution		(58.2)	(13.7)
Net income		210.6	55.4
Trade and other receivables		1,166.1		R$ 914.4
Air traffic liability		1,271.5		1,287.4
Deferred income taxes		364.3		326.9
Accumulated losses		R$ (1,045.9)		(1,214.8)
Increase (decrease) due to application of IFRS 9
New and amended standards and interpretations
Allowance for doubtful accounts	R$ 0.6
Adjustments
New and amended standards and interpretations
Passenger revenue			189.4
Other revenue			(184.8)
Other operating expenses			0.5
Deferred income tax and social contribution			(1.0)
Net income			3.1
Trade and other receivables				0.6
Air traffic liability				62.6
Deferred income taxes				(21.5)
Accumulated losses				(41.7)
Pro forma
New and amended standards and interpretations
Passenger revenue			1,789.9
Other revenue			88.5
Other operating expenses			141.5
Deferred income tax and social contribution			(14.7)
Net income			R$ 58.5
Trade and other receivables				915.0
Air traffic liability				1,350.0
Deferred income taxes				305.4
Accumulated losses				R$ (1,256.5)